Shareholder Report, Holdings (Details) - Fidelity Municipal Money Market Fund	Feb. 28, 2026
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	78.30%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	36.30%
AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	30.90%
AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%